Summary of Significant Accounting Policies - Common Stock Warrants (Details) - $ / shares	Aug. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 15, 2006
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Warrants, exercise price (in dollars per share)	$ 11.50			$ 1.14
Share accepting a tender offer entitles warrants to receive cash (as a percent)	50.00%
Warrants to purchase common stock | Assumption Of Publicly Traded Securities | Merger Agreement
Business Acquisition [Line Items]
Number of securities issued or issuable (in shares)	5,000,000
Warrants to purchase common stock | Private Placement | Merger Agreement
Business Acquisition [Line Items]
Number of securities issued or issuable (in shares)	177,500